Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Tax Status [Line Items]
Income Tax Status
6. Income Tax Status

The Plan obtained its latest determination letter on April 28, 2015, in which the Internal Revenue Service stated that the Plan and related trust, as adopted, was designed in accordance with the applicable requirements of the IRC. The Plan has been amended since receiving the determination letter. Dover believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC in all material respects. Therefore, Dover believes that the Plan was qualified and the related Trust was tax-exempt as of the financial statement dates.

U.S. GAAP requires plan management to evaluate tax positions taken by the Plan. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing authorities. The Plan Administrator believes it is no longer subject to income tax examinations for years prior to 2022.